S000071281 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BlackRock U.S. Carbon Transition Readiness ETF | BlackRock U.S. Carbon Transition Readiness ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	24.07%	25.15%	(20.00%)

[1]	The Fund’s year-to-date return as of September 30, 2025 was 14.23%.